Earnings per share (Tables)	6 Months Ended
Sep. 30, 2021
Earnings per share
Schedule of computation of basic and diluted earnings per share

	Three months ended September 30,
	2020	2021	2021
	RMB	RMB	US$
Numerator:
Net income for basic and diluted net income per share	131,434	125,736	19,515

Denominator:
Weighted average ordinary shares outstanding for basic and diluted net income per share	121,551,075	121,551,075	121,551,075

Earnings per share
- Basic	1.08	1.03	0.16
- Diluted	1.08	1.03	0.16

	Six months ended September 30,
	2020	2021	2021
	RMB	RMB	US$
Numerator:
Net income for basic and diluted net income per share	263,943	262,157	40,686

Denominator:
Weighted average ordinary shares outstanding for basic and diluted net income per share	121,551,075	121,551,075	121,551,075

Earnings per share
- Basic	2.17	2.15	0.33
- Diluted	2.17	2.15	0.33